UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676

Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.7%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	24,961	$1,431,513
Honeywell International, Inc.	66,929	2,780,900
Northrop Grumman Corp.	20,111	1,217,520
Rockwell Collins, Inc.	34,570	1,662,471
United Technologies Corp.	48,521	2,914,171
		$10,006,575
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,745	$343,725
Expeditors International of Washington, Inc.	7,613	265,237
United Parcel Service, Inc., Class B	47,774	3,004,507
		$3,613,469
Airlines — 0.0%
Southwest Airlines Co.	12,881	$186,903
		$186,903
Beverages — 3.9%
Anheuser-Busch Cos., Inc.	58,721	$3,809,818
Coca-Cola Co. (The)	111,894	5,916,955
PepsiCo, Inc.	81,530	5,810,643
		$15,537,416
Biotechnology — 1.2%
Amgen, Inc. (1)	13,304	$788,528
BioMarin Pharmaceutical, Inc. (1)	7,730	204,768
Celgene Corp. (1)	26,648	1,686,285
Cephalon, Inc. (1)	10,226	792,413
Enzon Pharmaceuticals, Inc. (1)	27,239	201,024
Progenics Pharmaceuticals, Inc. (1)	94,287	1,254,960
		$4,927,978
Building Products — 0.1%
Masco Corp.	25,985	$466,171
		$466,171
Capital Markets — 3.3%
American Capital, Ltd.	70,672	$1,802,843
Bank of New York Mellon Corp. (The)	82,529	2,688,795
Federated Investors, Inc., Class B	32,602	940,568
Franklin Resources, Inc.	23,936	2,109,480
Invesco PLC ADR	54,842	1,150,585
Legg Mason, Inc.	5,666	215,648
Merrill Lynch & Co., Inc.	164,719	4,167,391
		$13,075,310
Chemicals — 1.6%
E.I. Du Pont de Nemours & Co.	73,387	$2,957,496
Eastman Chemical Co.	27,979	1,540,524
Monsanto Co.	17,320	1,714,334
		$6,212,354
Commercial Banks — 3.3%
BB&T Corp.	78,467	$2,966,053
Comerica, Inc.	6,414	210,315
Fifth Third Bancorp	163,451	1,945,067
Huntington Bancshares, Inc.	24,702	197,369
Marshall & Ilsley Corp.	11,296	227,614

National City Corp.	56,640	$99,120
Popular, Inc.	61,181	507,190
U.S. Bancorp	83,033	2,990,849
Wells Fargo & Co.	71,097	2,668,270
Zions Bancorporation	36,306	1,405,042
		$13,216,889
Commercial Services & Supplies — 1.0%
Avery Dennison Corp.	8,447	$375,723
Pitney Bowes, Inc.	44,333	1,474,516
RR Donnelley & Sons Co.	16,491	404,524
Waste Management, Inc.	59,061	1,859,831
		$4,114,594
Communications Equipment — 3.8%
Cisco Systems, Inc. (1)	237,947	$5,368,084
Corning, Inc.	201,160	3,146,142
Harris Corp.	30,013	1,386,601
Juniper Networks, Inc. (1)	8,298	174,839
Nokia Oyj ADR	29,005	540,943
QUALCOMM, Inc.	105,832	4,547,601
Research In Motion, Ltd. (1)	2,639	180,244
		$15,344,454
Computers & Peripherals — 4.3%
Apple, Inc. (1)	27,400	$3,114,284
Hewlett-Packard Co.	132,163	6,111,217
International Business Machines Corp.	68,838	8,051,292
		$17,276,793
Construction & Engineering — 0.5%
Fluor Corp.	38,964	$2,170,295
		$2,170,295
Construction Materials — 0.1%
Vulcan Materials Co.	2,755	$205,247
		$205,247
Distributors — 0.4%
Genuine Parts Co.	43,485	$1,748,532
		$1,748,532
Diversified Consumer Services — 0.2%
H&R Block, Inc.	28,930	$658,157
		$658,157
Diversified Financial Services — 5.0%
Bank of America Corp.	224,898	$7,871,430
CITGroup, Inc.	117,560	818,218
Citigroup, Inc.	73,031	1,497,866
JPMorgan Chase & Co.	157,459	7,353,335
NYSE Euronext	63,866	2,502,270
		$20,043,119
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	186,704	$5,212,776
Frontier Communications Corp.	121,897	1,401,815
Verizon Communications, Inc.	152,166	4,883,007
Windstream Corp.	115,601	1,264,675
		$12,762,273
Electric Utilities — 1.1%
Duke Energy Corp.	123,997	$2,161,268
Edison International	5,283	210,792
FirstEnergy Corp.	20,725	1,388,368
Pinnacle West Capital Corp.	7,168	246,651
Progress Energy, Inc.	4,689	202,237
		$4,209,316

Electrical Equipment — 0.7%
Emerson Electric Co.	71,644	$2,922,359
		$2,922,359
Energy Equipment & Services — 2.7%
BJ Services Co.	9,789	$187,264
Diamond Offshore Drilling, Inc.	17,050	1,757,173
Halliburton Co.	78,280	2,535,489
Noble Corp.	47,966	2,105,707
Schlumberger, Ltd.	41,032	3,204,189
Transocean, Inc. (1)	7,425	815,562
		$10,605,384
Food & Staples Retailing — 3.2%
CVS Caremark Corp.	114,235	$3,845,150
Safeway, Inc.	80,171	1,901,656
Wal-Mart Stores, Inc.	116,937	7,003,357
		$12,750,163
Food Products — 0.7%
ConAgra Foods, Inc.	36,224	$704,919
Hershey Co. (The)	57,147	2,259,592
		$2,964,511
Gas Utilities — 0.2%
Nicor, Inc.	13,905	$616,687
		$616,687
Health Care Equipment & Supplies — 2.5%
Baxter International, Inc.	54,605	$3,583,726
Becton, Dickinson & Co.	2,555	205,064
Boston Scientific Corp. (1)	37,341	458,174
Covidien, Ltd.	35,422	1,904,287
Medtronic, Inc.	54,884	2,749,688
St. Jude Medical, Inc. (1)	21,128	918,857
Zimmer Holdings, Inc. (1)	4,483	289,422
		$10,109,218
Health Care Providers & Services — 2.2%
Aetna, Inc.	5,376	$194,127
Cardinal Health, Inc.	24,366	1,200,756
Express Scripts, Inc. (1)	14,298	1,055,478
Laboratory Corp. of America Holdings (1)	9,283	645,168
McKesson Corp.	39,374	2,118,715
Medco Health Solutions, Inc. (1)	62,860	2,828,700
Quest Diagnostics, Inc.	11,070	571,987
		$8,614,931
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp., Unit	38,610	$1,364,863
Marriott International, Inc., Class A	7,605	198,414
McDonald’s Corp.	43,420	2,679,014
Starwood Hotels & Resorts Worldwide, Inc.	6,011	169,150
Yum! Brands, Inc.	35,271	1,150,187
		$5,561,628
Household Durables — 0.9%
D.R. Horton, Inc.	89,029	$1,159,158
KB HOME	14,126	278,000
Ryland Group, Inc.	8,463	224,439
Whirlpool Corp.	25,872	2,051,391
		$3,712,988
Household Products — 2.7%
Clorox Co. (The)	3,178	$199,229
Procter & Gamble Co.	149,558	10,422,697
		$10,621,926

Industrial Conglomerates — 3.1%
3M Co.	57,192	$3,906,786
General Electric Co.	332,550	8,480,025
		$12,386,811
Insurance — 3.4%
ACE, Ltd.	3,619	$195,896
Aegon NV ADR	21,621	189,832
Allstate Corp. (The)	27,137	1,251,558
AON Corp.	26,775	1,203,804
Assurant, Inc.	3,960	217,800
First American Corp.	13,676	403,442
Hartford Financial Services Group, Inc.	51,588	2,114,592
Lincoln National Corp.	7,151	306,134
MetLife, Inc.	26,281	1,471,736
PartnerRe, Ltd.	5,273	359,039
Principal Financial Group, Inc.	5,176	225,104
Prudential Financial, Inc.	35,186	2,533,392
Travelers Companies, Inc. (The)	68,703	3,105,376
XL Capital Ltd., Class A	12,397	222,402
		$13,800,107
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (1)	11,821	$206,158
eBay, Inc. (1)	30,623	685,343
Google, Inc., Class A (1)	12,355	4,948,425
VeriSign, Inc. (1)	47,053	1,227,142
		$7,067,068
IT Services — 0.9%
Automatic Data Processing, Inc.	37,355	$1,596,926
Cognizant Technology Solutions Corp. (1)	8,217	187,594
MasterCard, Inc., Class A	3,596	637,679
Paychex, Inc.	36,873	1,217,915
		$3,640,114
Leisure Equipment & Products — 0.5%
Mattel, Inc.	115,881	$2,090,493
		$2,090,493
Life Sciences Tools & Services — 0.2%
Applied Biosystems, Inc.	6,066	$207,761
Thermo Fisher Scientific, Inc. (1)	8,409	462,495
		$670,256
Machinery — 1.7%
Caterpillar, Inc.	56,271	$3,353,752
Deere & Co.	9,755	482,873
Eaton Corp.	24,497	1,376,241
Ingersoll-Rand Co., Ltd., Class A	29,280	912,658
Parker Hannifin Corp.	9,499	503,447
Titan International, Inc.	8,316	177,297
		$6,806,268
Media — 1.8%
CBS Corp., Class B	13,360	$194,789
Central European Media Enterprises, Ltd., Class A (1)	3,244	212,158
Comcast Corp., Class A	38,418	754,145
DIRECTV Group (The), Inc. (1)	23,697	620,150
Gannett Co., Inc.	12,599	213,049
Interpublic Group of Cos., Inc. (1)	54,079	419,112
McGraw-Hill Cos., Inc. (The)	5,271	166,616
Meredith Corp.	7,320	205,253
Walt Disney Co.	138,175	4,240,591
		$7,025,863

Metals & Mining — 0.9%
Alcoa, Inc.	112,277	$2,535,215
Freeport-McMoRan Copper & Gold, Inc., Class B	3,074	174,757
Nucor Corp.	22,525	889,738
		$3,599,710
Multiline Retail — 0.8%
Big Lots, Inc. (1)	42,909	$1,194,157
Dillard’s Inc. Class A	17,054	201,237
JC Penney Company, Inc.	26,756	892,045
Macy’s, Inc.	1	18
Nordstrom, Inc.	30,006	864,773
Saks, Inc. (1)	20,623	190,763
		$3,342,993
Multi-Utilities — 3.0%
Ameren Corp.	11,675	$455,675
CenterPoint Energy, Inc.	17,504	255,033
CMS Energy Corp.	169,267	2,110,759
Consolidated Edison, Inc.	5,156	221,502
Dominion Resources, Inc.	69,536	2,974,750
DTE Energy Co.	4,649	186,518
Integrys Energy Group, Inc.	10,554	527,067
NiSource, Inc.	13,237	195,378
NorthWestern Corp.	25,000	628,250
Public Service Enterprise Group, Inc.	79,190	2,596,640
TECO Energy, Inc.	110,189	1,733,273
Xcel Energy, Inc.	12,009	240,060
		$12,124,905
Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	3,913	$189,820
Chevron Corp.	103,723	8,555,073
ConocoPhillips	90,302	6,614,622
EOG Resources, Inc.	26,676	2,386,435
Exxon Mobil Corp.	228,240	17,725,118
Hess Corp.	21,226	1,742,230
Marathon Oil Corp.	47,026	1,874,927
Occidental Petroleum Corp.	48,622	3,425,420
Range Resources Corp.	4,421	189,528
Williams Cos., Inc.	84,159	1,990,360
XTO Energy, Inc.	21,701	1,009,531
		$45,703,064
Paper & Forest Products — 0.6%
International Paper Co.	36,027	$943,187
Louisiana-Pacific Corp.	51,977	483,386
MeadWestvaco Corp.	33,483	780,489
		$2,207,062
Personal Products — 0.4%
Alberto-Culver Co.	43,605	$1,187,800
Estee Lauder Cos., Inc., Class A	8,436	421,041
		$1,608,841
Pharmaceuticals — 6.4%
Abbott Laboratories	96,451	$5,553,649
Bristol-Myers Squibb Co.	151,729	3,163,550
Eli Lilly & Co.	30,507	1,343,223
Johnson & Johnson	107,999	7,482,171
Merck & Co., Inc.	58,832	1,856,738
Pfizer, Inc.	291,077	5,367,460
Schering-Plough Corp.	40,205	742,586
		$25,509,377
Professional Services — 0.1%
Robert Half International, Inc.	8,477	$209,806
		$209,806

Real Estate Investment Trusts (REITs) — 0.9%
Developers Diversified Realty Corp.	6,361	$201,580
Plum Creek Timber Co., Inc.	14,236	709,807
Simon Property Group, Inc.	29,775	2,888,175
		$3,799,562
Road & Rail — 0.8%
CSX Corp.	22,133	$1,207,798
Norfolk Southern Corp.	17,421	1,153,444
Ryder System, Inc.	3,031	187,922
Union Pacific Corp.	11,160	794,146
		$3,343,310
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	9,079	$239,232
Applied Materials, Inc.	126,068	1,907,409
Intel Corp.	138,665	2,597,195
KLA-Tencor Corp.	62,458	1,976,796
Linear Technology Corp.	6,750	206,955
MEMC Electronic Materials, Inc. (1)	6,823	192,818
Microchip Technology, Inc.	73,034	2,149,391
NVIDIA Corp. (1)	62,730	671,838
		$9,941,634
Software — 3.4%
Adobe Systems, Inc. (1)	32,525	$1,283,762
Microsoft Corp.	366,393	9,779,029
Oracle Corp. (1)	121,046	2,458,444
Quest Software, Inc. (1)	17,700	224,613
		$13,745,848
Specialty Retail — 1.1%
Best Buy Co., Inc.	19,679	$737,963
Home Depot, Inc.	96,589	2,500,689
Sherwin-Williams Co. (The)	13,337	762,343
Tiffany & Co.	14,641	520,048
		$4,521,043
Textiles, Apparel & Luxury Goods — 0.9%
Nike, Inc., Class B	47,448	$3,174,271
VF Corp.	4,266	329,804
		$3,504,075
Tobacco — 1.5%
Philip Morris International, Inc.	67,621	$3,252,570
Reynolds American, Inc.	14,352	697,794
UST, Inc.	32,881	2,187,902
		$6,138,266
Total Common Stocks (identified cost $377,177,659)		$407,042,116
Total Investments — 101.7% (identified cost $377,177,659)		$407,042,116

Covered Call Options Written — (1.8)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	222	$1,185	10/18/08	$(710,400)
S&P 500 Index	1,510	1,210	10/18/08	(3,442,800)
S&P 500 Index	1,681	1,215	10/18/08	(3,109,850)
Total Covered Call Options Written (premiums received $9,063,405)				$(7,263,050)
Other Assets, Less Liabilities — 0.1%				$474,234
Net Assets — 100.0%				$400,253,300

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$377,145,784
Gross unrealized appreciation	$49,084,339
Gross unrealized depreciation	(19,188,007)
Net unrealized appreciation	$29,896,332

Written call options activity for the fiscal year to date ended September 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,239	$7,157,841
Options written	29,907	71,317,838
Options terminated in closing purchase transactions	(29,733)	(69,412,274)
Outstanding, end of period	3,413	$9,063,405

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.  At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$407,042,116	$(7,263,050)
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$407,042,116	$(7,263,050)

*Other financial instruments are written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008